Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Significant Accounting Policies
Recognition of revenue	Revenue is recognized in accordance with the recognition and measurement criteria of IFRS 15 Revenue from contracts with customers.